Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate

A reconciliation of the income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Federal statutory rate	(21.0)%	(21.0)%
Permanent items	—	—
True up prior year net operating loss deferred tax asset	—	(8.7)
Other changes	0.2	(1.2)
Change in valuation allowance	20.8	30.9
Total	0.0%	0.0%

A reconciliation of the income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021
Federal statutory rate	(21.0)%	(21.0)%
Permanent items	0.8	—
True up prior year NOL deferred tax asset	(6.1)	—
Other changes	1.9	—
Change in valuation allowance	24.4	21.0%
Total	0.0%	0.0%

Schedule of Net Deferred Tax Assets

The components of the Company’s net deferred tax assets are as follows:

(in thousands of dollars)	September 30, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$1,862	$896
Lease liability	378	435
Capitalized research and development	614	299
Derivative liability	—	31
Accrued liabilities	124	81
Stock compensation	99	17
Deferred tax assets	3,077	1,759
Deferred tax liabilities:
Lease right-of-use asset	(400)	(462)
Unamortized debt discount	—	(31)
Deferred tax liabilities	(400)	(493)
Less: valuation allowance	(2,677)	(1,266)
Net deferred tax assets	$—	$—

The components of the Company’s net deferred tax assets are as follows:

(in thousands of dollars)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$896	$—
Lease liability	435
Capitalized research and development	299
Derivative liability	31
Accrued liabilities	81	17
Stock compensation	17
Deferred tax assets	1,759	17
Deferred tax liabilities:
Lease right-of-use asset	(462)	—
Unamortized debt discount	(31)	—
Deferred tax liabilities	(493)	—
Less: valuation allowance	(1,266)	(17)
Net deferred tax assets	$—	$—